Available-for-sale Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Available-for-sale Securities

4. Available-for-sale Securities

The following is a summary of available-for-sale debt securities recognized as cash and cash equivalents, marketable securities, or restricted cash in the Company’s condensed consolidated balance sheets. Estimated fair values of available-for-sale securities are generally based on prices obtained from commercial pricing services (in thousands):

	June 30, 2014
	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Money market funds	$4,009	$0	$0	$4,009
Commercial paper	11,800	0	0	11,800
Corporate notes	2,501	0	0	2,501
Government sponsored enterprise issues	20,875	5	0	20,880
U.S. Treasury securities	3,172	4	0	3,176

	$42,357	$9	$0	$42,366

	December 31, 2013
	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Certificates of deposit	$200	$0	$0	$200
Money market funds	769	0	0	769
Commercial paper	12,910	0	0	12,910
Corporate notes	16,704	9	0	16,713
Government sponsored enterprise issues	36,157	10	0	36,167
U.S. Treasury securities	3,228	3	0	3,231

	$69,968	$22	$0	$69,990

The following table summarizes the classification of the available-for-sale securities on the Company’s condensed consolidated balance sheets (in thousands):

	June 30, 2014	December 31, 2013
Cash and cash equivalents	$15,774	$9,680
Marketable securities	26,557	60,110
Restricted cash	35	200

	$42,366	$69,990

There were no sales of available-for-sale marketable securities during 2014 or 2013.

The Company’s marketable securities at June 30, 2014 of $26.6 million had maturities of one year or less.

3. Available-for-Sale Securities

The following is a summary of available-for-sale debt securities recognized as cash and cash equivalents, marketable securities, or restricted cash in the Company’s consolidated balance sheets. Estimated fair values of available-for-sale securities are generally based on prices obtained from commercial pricing services (in thousands):

	December 31, 2013
	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Certificates of deposit	$200	$0	$0	$200
Money market funds	769	0	0	769
Commercial paper	12,910	0	0	12,910
Corporate notes	16,704	9	0	16,713
Government sponsored enterprise issues	36,157	10	0	36,167
U.S. Treasury securities	3,228	3	0	3,231

	$69,968	$22	$0	$69,990

	December 31, 2012
	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Certificates of deposit	$200	$0	$0	$200
Money market funds	27	0	0	27
Commercial paper	23,932	0	0	23,932
Corporate notes	6,294	0	0	6,294
Government sponsored enterprise issues	36,575	2	0	36,577
U.S. Treasury securities	17,308	5	0	17,313

	$84,336	$7	$0	$84,343

The following table summarizes the classification of the available-for-sale securities on the Company’s consolidated balance sheets (in thousands):

	December 31,
	2013	2012
Cash and cash equivalents	$9,680	$38,236
Marketable securities	60,110	45,907
Restricted cash	200	200

	$69,990	$84,343

There were no sales of available-for-sale marketable securities during 2013 or 2012.

Based on the fair value of the Company’s marketable securities at December 31, 2013, $3.2 million had a maturity of between one and two years, and the remaining $56.9 million had maturities of one year or less.